Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets And Goodwill [Abstract]
Reconciliation of carrying amount of goodwill and intangibles
At December 31, 2019

		Intellectual
	Contracts	property	Total

Cost
Beginning of year	$119,371	$118,819	$238,190
Effect of movements in exchange rates	(5,664)	-	(5,664)

End of year	113,707	118,819	232,526

Accumulated amortization and impairment
Beginning of year	115,434	57,154	172,588
Amortization charge	1,181	3,868	5,049
Effect of movements in exchange rates	(5,521)	-	(5,521)

End of year	111,094	61,022	172,116

Net book value at December 31, 2019	$2,613	$57,797	$60,410

At December 31, 2018

		Intellectual
	Contracts	property	Total

Cost
Beginning of year	$109,812	$118,819	$228,631
Effect of movements in exchange rates	9,559	-	9,559

End of year	119,371	118,819	238,190

Accumulated amortization and impairment
Beginning of year	104,939	53,680	158,619
Amortization charge	1,325	3,474	4,799
Effect of movements in exchange rates	9,170	-	9,170

End of year	115,434	57,154	172,588

Net book value at December 31, 2018	$3,937	$61,665	$65,602